Notes to the unaudited interim condensed consolidated statement of financial position - Trade Receivables (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade receivables, tax receivables and other current assets
Trade receivables and others	€ 3,734	€ 2,016
Average payment period for trade receivables	30 days
Increase (decrease) in trade and other current receivables.	€ 1,700
3 months or less
Trade receivables, tax receivables and other current assets
Trade receivables and others	€ 3,734	€ 2,016